Registration Nos. 2-70132
                                                                        811-3117
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                              --------------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          | |
                        POST-EFFECTIVE AMENDMENT No. 22                      |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      | |
                               AMENDMENT No. 16                              |X|
                        (Check appropriate box or boxes)


                              --------------------

                    THE GUARDIAN/VALUE LINE SEPARATE ACCOUNT
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)
                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359


               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)


                              --------------------



     It is proposed that this filing will be effective (check appropriate box):
          | | immediately upon filing pursuant to paragraph (b) of Rule 485
          |X| on May 1, 2000 pursuant to paragraph (b) of Rule 485
          | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          | | on (date) pursuant to paragraph (a)(2) of Rule 485
          | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485
          | | on (date) pursuant to paragraph (a)(2) of Rule 485.
                            ------------------------


     If appropriate, check the following box:

          | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


      The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most fiscal year was filed on March 24, 2000.

The Value Guard
Individual Deferred Variable Annuity Contracts Prospectus


May 1, 2000


This prospectus describes two types of Individual Deferred Variable Annuity Contracts, the Single Premium Payment Contract and the Flexible Premium Payment Contract. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through The Guardian/Value Line Separate Account (the Separate Account). They are designed to provide tax deferred annuity benefits under retirement programs. They will also pay a death benefit if the owner or annuitant dies before annuity payments begin. The contracts are only offered to retirement plans which qualify for federal tax benefits under Section 401 or 408 of the Internal Revenue Code.


The Single Premium Payment Contract requires a minimum investment of $3,000, while the Flexible Premium Payment Contract requires a minimum initial premium payment of $500. Your premiums may be invested in up to four variable investment options or three variable investment options and the fixed-rate option. Special limits apply to transfers to and from the fixed-rate option. The variable investment options invest in the mutual funds listed below. The prospectuses for these funds accompany this prospectus.


o     The Guardian Park Avenue Fund
o     Value Line Fund

o     Value Line Income and Growth Fund

o     Value Line Leveraged Growth Investors
o     Value Line Cash Fund
o     Value Line U.S. Government Securities Fund

A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2000, is incorporated by reference into this prospectus.


These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.


The contracts are not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Contents

The Value Guard  Individual Deferred Variable Annuity Contracts Prospectus...1

Summary......................................................................5

  What is a variable annuity contract and how does it work?..................5
  The accumulation period....................................................5
  The annuity period.........................................................6
  Other contract features....................................................6
  Expenses...................................................................6
  Deciding to purchase a contract............................................7

The Guardian Insurance & Annuity Company, Inc...............................10

Buying a contract...........................................................10

  The application form......................................................10
  Payments..................................................................11

The accumulation period.....................................................11

  The Separate Account......................................................12
  Variable investment options...............................................12
  Fixed-rate option.........................................................13
  Transfers.................................................................15
  Surrenders and partial withdrawals........................................16
  Managing your annuity.....................................................17

The annuity period..........................................................18

  When annuity payments begin...............................................18
  How your annuity payments are calculated..................................18
  Annuity payout options....................................................18

Other contract features.....................................................19

  Death benefits............................................................19

Financial information.......................................................20

  How we calculate unit values..............................................20
  Summary financial information about the Separate Account..................20
  Contract costs and expenses...............................................25
  Federal tax matters.......................................................26
  Taxation of qualified contracts...........................................27
  Our income taxes..........................................................28
  Possible tax law changes..................................................28

Your rights and responsibilities............................................29

  Voting rights.............................................................29
  Your right to cancel the contract.........................................29
  Distribution of the contracts.............................................29

Special terms used in this prospectus.......................................30

Other information...........................................................31


  Legal Proceedings.........................................................31
  Where to get more information.............................................32


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Summary

What is a variable annuity contract and how does it work?

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract.

On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period.

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

The accumulation period


During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as four variable investment options, or three variable investment options and the fixed-rate option.


When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established The Guardian/Value Line Separate Account to hold the variable investments in its annuity contracts. The Separate Account has six investment divisions, corresponding to six variable investment options, each of which invests in a mutual fund. (A seventh investment division corresponds to The Value Line Special Situations Fund. This fund is only available if you bought your contract before December 1, 1988.) Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

The annuity period

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are described in more detail in the section titled The annuity period.

Other contract features

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. Please see Other contract features: Death benefits.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Expenses

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options


      Management fees and other expenses associated with the Funds ranged from 0.55% to 0.89% in 1999. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.0% annually of the net asset value of your variable investment options.

o     Administrative expenses

      A $30 annual contract administration fee will be deducted from the accumulation value of Single Premium Payment Contracts. The fee is $35 for Flexible Premium Payment Contracts.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 5% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Premium taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that varies from 0.5% to 3.5% of premiums paid to the contract.

Deciding to purchase a contract

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states.

Please see Special terms used in this prospectus for definitions of key terms.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

This table will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.

================================================================================
                                  EXPENSE TABLE
================================================================================

CONTRACT OWNER TRANSACTION EXPENSES

      Sales Charge Imposed on Purchases: None

Transfer Fee: Currently, none (may charge $25 for each transfer)

      Contingent Deferred Sales Charge:

(1) Single Premium Payment Contracts:(1)

In connection with Single Premium Payment Contracts, the following charges will be assessed upon amounts withdrawn during the first seven Contract years measured from the date of issue.

Number of Contract Years                    Contingent
Completed from Date of                Deferred Sales Charge
the Premium Payment                        Percentage(1)

1 ............................................. 5%
2 ............................................. 5%
3 ............................................. 4%
4 ............................................. 3%
5 ............................................. 2%
6 ............................................. 1%
7+............................................. 0%

(2) Flexible Premium Payment Contracts:(2)

In connection with Flexible Premium Payment Contracts, this charge will be the lesser of:

a) 5% of the total payments made during the 84 months immediately preceding the date of withdrawal, or

b)    5% of the total amount being withdrawn.

Annual Contract Administration Fee:
Single Premium Payment Contract     $30
Flexible Premium Payment Contract   $35

Separate Account Level Annual Expenses:

(as a percentage of daily net asset value)
Mortality and Expense Risk
Charge                                             1.0%
Account Fees and Expenses                            0%
-------------------------------------------------------
Total Separate Account
Annual Expenses                                    1.0%

================================================================================

                          Annual Expenses of the Funds:
                     (as a percentage of average net assets)

                                                  Management Fees     Other Expenses     Total Fund Operating Expenses
                                                  ====================================================================

The Guardian Park Avenue Fund                           .50%               .27%                      .77%
Value Line Fund                                         .66%               .10%                      .76%
Value Line Income and Growth Fund                       .68%               .15%                      .83%
Value Line Leveraged Growth Investors                   .75%               .07%                      .82%
Value Line Cash Fund                                    .40%               .15%                      .55%
Value Line U.S. Government Securities Fund(3)           .50%               .17%                      .67%
Value Line Special Situations Fund(4)                   .75%               .14%                      .89%


--------------------------------------------------------------------------------
(1) After the first contract year, you may withdraw 10% of the amount of the single premium payment in each contract year, without a deferred sales charge.

(2) After the first contract year, you may withdraw 10% of the total premiums paid under the contract in the 72 months immediately preceding the date of your withdrawal in each contract year, without a deferred sales charge. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.

(3) Value Line U.S. Government Securities Fund's fiscal year runs from September 1 through August 31.

(4) Value Line Special Situations Fund is only available to contractowners who purchased a contract prior to December 1, 1988.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

             Comparison of Contract Expenses Among Underlying Funds
       For Single Premium (SP) and Flexible Premium (FP) Payment Contracts


---------------------------------------------------------------------------------------------------------------------
                                         If you surrender your contract at     If you do not surrender or you
                                         the end of the applicable time        annuitize at the end of the
                                         period:                               applicable time period:

                                             You would pay the following       You would pay the following expenses
                                           expenses on a $1,000 investment,     on a $1,000 investment, assuming a
                                            assuming a 5% annual return on          5% annual return on assets:
                                                       assets:

                                         Single Premium and Flexible Premium    Single Premium and Flexible Premium
                                                      Contracts                              Contracts
                                         ==========================================================================
                                           1 Yr.    3 Yrs.   5 Yrs.   10 Yrs.   1 Yr.     3 Yrs.   5 Yrs.   10 Yrs.
-----------------------------------------==========================================================================
The Guardian Park Avenue Fund             $69 SP   $100 SP  $123 SP   $222 SP   $19 SP    $60 SP   $103 SP  $222 SP
                                          $69 FP   $110 FP  $153 FP   $224 FP   $19 FP    $60 FP   $103 FP  $224 FP
-----------------------------------------==========================================================================
Value Line Fund                           $69 SP   $99 SP   $122 SP   $221 SP   $19 SP    $59 SP   $102 SP  $221 SP
                                          $69 FP   $110 FP  $153 FP   $223 FP   $19 FP    $60 FP   $103 FP  $223 FP
-----------------------------------------==========================================================================
Value Line Income and Growth Fund         $70 SP   $102 SP  $126 SP   $229 SP   $20 SP    $62 SP   $106 SP  $229 SP
                                          $70 FP   $112 FP  $157 FP   $230 FP   $20 FP    $62 FP   $107 FP  $230 FP
-----------------------------------------==========================================================================
Value Line Leveraged Growth Investors     $70 SP   $101 SP  $125 SP   $228 SP   $20 SP    $61 SP   $105 SP  $228 SP
                                          $70 FP   $112 FP  $156 FP   $229 FP   $20 FP    $62 FP   $106 FP  $229 FP
-----------------------------------------==========================================================================
Value Line Cash Fund                      $67 SP   $93 SP   $111 SP   $198 SP   $17 SP    $53 SP   $91 SP   $198 SP
                                          $67 FP   $103 FP  $142 FP   $199 FP   $17 FP    $53 FP   $92 FP   $199 FP
-----------------------------------------==========================================================================
Value Line U.S. Government Securities     $68 SP   $96 SP   $117 SP   $210 SP   $18 SP    $56 SP   $97 SP   $210 SP
Fund                                      $68 FP   $107 FP  $148 FP   $213 FP   $18 FP    $57 FP   $98 FP   $213 FP
-----------------------------------------==========================================================================
Value Line Special Situations Fund *      $71 SP   $104 SP  $129 SP   $235 SP   $21 SP    $64 SP   $109 SP  $235 SP
                                          $71 FP   $114 FP  $160 FP   $237 FP   $21 FP    $64 FP   $110 FP  $237 FP
-----------------------------------------==========================================================================

* Value Line Special Situations Fund is available only for allocation to contract owners who purchased a contract prior to December 1, 1988.

These expense comparisons assume that the expenses incurred during the periods shown will be the same as those reported in the Expense Table above. The comparison does not represent past or future expenses. Actual expenses may be higher or lower than those shown. The effect of the annual contract fee was calculated by: (1) dividing the total contract fees for the year ended December 31, 1999 by total average net assets for the year; (2) adding this percentage to annual expenses; and (3) calculating the dollar amounts. In addition, premium taxes ranging from .5% to 3.5% are currently imposed by certain states and municipalities, and will reduce the amount of each premium payment available for allocation under the contract. See Deductions and charges.



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

The Guardian Insurance & Annuity Company, Inc.


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets of over $12.3 billion as of December 31, 1999. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 1999, Guardian Life had total assets in excess of $31.6 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


Buying a contract

There are two types of contracts. With a Flexible Premium Payment Contract, you make regular payments throughout the accumulation period. With a Single Premium Payment Contract, you make a single payment when you buy the contract. Both types of contracts allow you to direct where your net premium payments are invested. The contracts are only available for retirement plans which qualify for special Federal income tax treatment, known as "qualified contracts." They are not available for "non-qualified contracts."


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

The application form

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      P.O. Box 26210
      Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

      The Guardian Insurance & Annuity Company, Inc.
      Customer Service Office
      3900 Burgess Place
      Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

Payments

We require a minimum initial premium payment of $3,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, the minimum payment will be $50. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

The accumulation period

How we allocate your premium payments

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than four variable investment options, or three variable investment options and the fixed-rate option at any given time.

The Separate Account

GIAC has established The Guardian/Value Line Separate Account to receive and invest your premium payments in the variable investment options. The Separate Account has six investment divisions, corresponding to the six Funds available to you. (A seventh investment division corresponds to The Value Line Special Situations Fund. This fund is only available if you bought your contract before December 1, 1988.) The performance of each division is based on the Fund in which it invests.

The Separate Account was established in 1980. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner. Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus division are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information:
Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract.

Variable investment options

You may choose to invest in a maximum of four of the six variable investment options at any time. Each Fund is an open-end diversified management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

--------------------------------------------------------------------------------------------------------------------
Fund                               Investment objective(s)                 Typical investments
--------------------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund      Long-term growth of capital             U.S. common stocks
--------------------------------------------------------------------------------------------------------------------
Value Line Fund                    Long-term growth of capital; current    U.S. common stocks and short-term bonds
                                   income as a secondary objective
--------------------------------------------------------------------------------------------------------------------
Value Line Income and Growth       Maximum income without undue risk of    U.S. common stocks
Fund                               principal; capital appreciation as a
                                   secondary objective
--------------------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth        Long-term growth of capital             U.S. common stocks
Investors
--------------------------------------------------------------------------------------------------------------------
Value Line Cash Fund               Maximum income without undue risk of    High-quality, short-term money market
                                   principal                               instruments
--------------------------------------------------------------------------------------------------------------------
Value Line U.S. Government         Maximum income without undue risk of    U.S. government securities
Securities Fund                    principal
--------------------------------------------------------------------------------------------------------------------
Value Line Special Situations      Long-term growth of capital             U.S. common stocks
Fund*
--------------------------------------------------------------------------------------------------------------------

* The Value Line Special Situations Fund is only available for investment by contracts purchased before December 1, 1988. Some of these Funds may not be available in your state.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

The investment manager and principal underwriter of The Guardian Park Avenue Fund is Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. The investment manager of the Value Line Fund, Value Line Income Fund, Value Line Leveraged Growth Investors, Value Line Cash Fund, Value Line U.S. Government Securities Fund and the Value Line Special Situations Fund is Value Line, Inc. Their principal underwriter is Value Line Securities, Inc., an affiliate of Value Line, Inc.

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, this adviser is Value Line, Inc. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.

Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, risks, charges and expenses of the Funds.

Fixed-rate option

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3.5%. You can allocate all of your net premium payments to this option, or you may choose it as one of your four investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3.5%, but we aren't obliged to do so. Higher interest rates are determined at our discretion and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is more than 3% below the interest rate for the previous year, or falls below the minimum bailout rate outlined in your contract, you can withdraw all or part of the money you have invested in the fixed-rate option for one year or more from the contract without incurring a deferred sales charge.

Sidebar:
--------------------------------------------------------------------------------
When you buy a contract, please note:

o     You can choose up to four investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional three variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.
--------------------------------------------------------------------------------

Transfers

You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date or

      -     $2,500.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Sidebar:
--------------------------------------------------------------------------------
Note: When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions from anyone who can provide us with this information. Neither GIAC, GISC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone transfer we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone transfers. We may record telephone conversations regarding transfers without disclosure to the caller.
--------------------------------------------------------------------------------

Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer upon receiving your written or telephone instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

At this time, we do not limit the number of transfers you may make. However, we have the right to limit the frequency of transfers to not more than once every 30 days.

At this time, we do not charge for transfers; however, we do have the right to impose a fee of up to $25 per transfer. We will deduct any transfer charges on a pro-rata basis from the options you transfer from.

We require proper authorization to honor telephone transfer instructions. If you would like this privilege, please complete a transfer authorization form, or give us authorization on your application. Once we have your authorization on file, you can carry out a telephone transfer by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any business day when we are open.

During periods of drastic economic or market changes it may be difficult to contact us to request a telephone transfer. At such times, please send your transfer request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We have the right to modify, suspend or discontinue telephone transfer privileges at any time without prior notice.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. We will adjust the number of annuity units, which are used to determine your annuity payments, to reflect the unit values of the new funds you have chosen. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss. Surrendering your contract or making a partial withdrawal in the first six years of your contract may trigger the contingent deferred sales charge. See Contract costs and expenses.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges and deferred sales charges from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your Single Premium Payment Contract after a partial withdrawal, or $250 left in your Flexible Premium Payment Contract, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges and a deferred sales charge. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

o     10% of the amount of your single premium payment.

For Flexible Premium Payment Contracts

o 10% of the total premiums paid during the 72 months immediately preceding the date of your withdrawal.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section. If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Managing your annuity

Sidebar:
--------------------------------------------------------------------------------
Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a Keogh plan, or a corporate or individual plan under section 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the Separate Account, according to applicable laws, rules and regulations. Additionally, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

The annuity period

When annuity payments begin

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

How your annuity payments are calculated

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. Your payments are determined by the following:

o the table in your contract reflecting the nearest age and the sex of the annuitant

o     the annuity payout option you choose

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.


We  will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.


o We may change the schedule of installment payments to avoid payments of less than $20.

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

Annuity payout options

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option 2. You may change options if you wish, provided you do so before payments begin.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Option 1 - Life Annuity Payments

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option 2 - Life Annuity with 120 Monthly Payments Certain

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option 3 - Joint and Two-Thirds Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will then be reduced to two-thirds of the number of units paid out each month when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Other contract features

Death benefits

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. The death benefit is the accumulation value of the contract at the end of the valuation period during which we receive proof of death. However, if death occurs before the annuitant reaches age 75 and before the retirement date, the death benefit cannot be less than the total of all the premium payments previously made, less any partial withdrawals and charges associated with those withdrawals.

We normally pay the death benefit within seven days of receiving proof of death in good order. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Financial information

How we calculate unit values

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally, we add up the daily charges (mortality and expense risks, administrative expenses, and any premium taxes ) and subtract them from the above total.

Summary financial information about the Separate Account


The following unit value information is derived from the financial statements of the Separate Account, which were audited by PricewaterhouseCoopers LLP, independent accountants, for the years ended December 31, 1992 through 1999. The data should be read in conjunction with the financial statements, related notes and other financial information from the Guardian/Value Line Separate Account's 1999 Annual Report to contract owners which is incorporated by reference into the Statement of Additional Information. A copy of the 1999 Annual Report to contract owners and the Statement of Additional Information may be obtained by calling or writing GIAC's Customer Service Office. The address and phone number appear on the cover of this Prospectus.



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

            Summary financial information about the Separate Account

Selected data for accumulation units of the Separate Account outstanding at the end of each period.

Tax qualified


                                                            Years ended December 31
------------------------------------------------------------------------------------------------------------
Variable accumulation unit value        1999        1998         1997        1996          1995        1994
at beginning of period ($):
------------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund        $171.570     $142.844     $106.976     $85.415      $64.239     $65.821
------------------------------------------------------------------------------------------------------------
Value Line Fund                        77.513       65.096       54.067      44.565       34.066      36.013
------------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund      78.096       61.697       52.560      45.222       36.178      38.201
------------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   42.361       32.938       25.181      23.713       18.570      18.562
------------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth           115.251       83.359       68.003      56.152       41.374      43.393
Investors
------------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        47.162       44.233       40.899      39.744       35.074      39.653
------------------------------------------------------------------------------------------------------------
Value Line Cash Fund                   28.118       27.034       25.974      24.992       23.942      23.320
------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Variable accumulation unit value       1993         1992         1991         1990
at beginning of period ($):
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund         $55.266      $46.328     $34.615      $39.820
-----------------------------------------------------------------------------------
Value Line Fund                        34.048       32.846      22.284       22.678
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund      35.635       35.371      27.799       27.525
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   16.591       17.355      12.830       13.560
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                              37.713       39.049      26.946       27.669
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        36.473       34.650      30.060       27.520
-----------------------------------------------------------------------------------
Value Line Cash Fund                   22.851       22.246      21.216       19.855
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Variable accumulation unit value       1999         1998         1997        1996         1995         1994
at end of period ($):
------------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund        $221.273     $171.570     $142.844    $106.976      $85.415     $64.239
------------------------------------------------------------------------------------------------------------
Value Line Fund                        97.272       77.513       65.096      54.067       44.565      34.066
------------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund      96.918       78.096       61.697      52.560       45.222      36.178
------------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   67.810       42.361       32.938      25.181       23.713      18.570
------------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                             149.481      115.251       83.359      68.003       56.152      41.374
------------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        46.162       47.162       44.233      40.899       39.744      35.074
------------------------------------------------------------------------------------------------------------
Value Line Cash Fund                   29.183       28.118       27.034      25.974       24.992      23.942
------------------------------------------------------------------------------------------------------------

                                                 Years ended December 31
-----------------------------------------------------------------------------------
Variable accumulation unit value        1993         1992        1991         1990
at end of period ($):
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund         $65.821      $55.266     $46.328      $34.615
-----------------------------------------------------------------------------------
Value Line Fund                        36.013       34.048      32.846       22.284
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund      38.201       35.635      35.371       27.799
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   18.562       16.591      17.355       12.830
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                              43.393       37.713      39.049       26.946
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        39.653       36.473      34.650       30.060
-----------------------------------------------------------------------------------
Value Line Cash Fund                   23.320       22.851      22.246       21.216
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Number of variable accumulation        1999        1998         1997        1996         1995        1994
units outstanding at end of period
-----------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund       1,135,706   1,341,401    1,566,904   1,757,097    1,867,807   2,011,941
-----------------------------------------------------------------------------------------------------------
Value Line Fund                       114,506     125,010      163,659     180,701      187,752     217,631
-----------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund      87,376      89,281      120,191     142,807      144,584     169,481
-----------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   15,217      12,053       15,127      18,898       21,089      45,690
-----------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                              52,564      57,867       66,275      73,435       83,438      90,681
-----------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                       190,190     206,843      240,263     321,926      398,208     466,099
-----------------------------------------------------------------------------------------------------------
Value Line Cash Fund                  605,481     621,582      575,886     773,013      835,912     980,422
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Number of variable accumulation        1993         1992        1991         1990
units outstanding at end of period
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund       2,042,159    2,012,445   2,024,689    2,004,863
-----------------------------------------------------------------------------------
Value Line Fund                       238,775      288,819     264,572      303,209
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund     185,808      204,834     189,490      200,570
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   43,135       49,554      72,962       50,596
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                             100,563       97,359     111,823      121,135
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                       624,392      692,476     740,018      657,866
-----------------------------------------------------------------------------------
Value Line Cash Fund                1,089,853    1,538,970   1,896,733    2,281,121
-----------------------------------------------------------------------------------



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus
                               Pages 21 & 22 of 33

Non-tax qualified                               Years ended December 31
---------------------------------------------------------------------------------------------------------------
Variable accumulation unit value           1999        1998         1997         1996         1995        1994
at beginning of period($):
---------------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund           $156.583     $130.366      $97.631     $77.954      $58.628     $60.071
---------------------------------------------------------------------------------------------------------------
Value Line Fund                           66.749       56.056       46.559      38.376       29.335      31.012
---------------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund         73.554       58.109       49.503      42.592       34.074      35.980
---------------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                      42.156       32.779       25.060      23.599       18.480      18.472
---------------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                                115.096       83.242       67.908      56.074       41.316      43.332
---------------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                           47.164       44.234       40.901      39.745       35.075      39.655
---------------------------------------------------------------------------------------------------------------
Value Line Cash Fund                      28.118       27.034       25.974      24.992       23.942      23.320
---------------------------------- -------------- ------------ ------------ ----------- ------------ -----------

-----------------------------------------------------------------------------------
Variable accumulation unit value        1993         1992        1991         1990
at beginning of period($):
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund         $50.438      $42.281     $31.591      $36.342
-----------------------------------------------------------------------------------
Value Line Fund                        29.320       28.285      19.189       19.528
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund      33.563       33.314      26.182       25.924
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   16.511       17.271      12.767       13.494
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                              37.660       38.995      26.908       27.630
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        36.474       34.651      30.061       27.521
-----------------------------------------------------------------------------------
Value Line Cash Fund                   22.851       22.246      21.216       19.855
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Variable accumulation unit             1999        1998          1997        1996         1995        1994
value at end of period($):
-----------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund       $201.944     $156.583     $130.366     $97.631      $77.954     $58.628
-----------------------------------------------------------------------------------------------------------
Value Line Fund                       83.764       66.749       56.056      46.559       38.376      29.335
-----------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund     91.281       73.554       58.109      49.503       42.592      34.074
-----------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                  67.481       42.156       32.779      25.060       23.599      18.480
-----------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                            149.271      115.096       83.242      67.908       56.074      41.316
-----------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                       46.164       47.164       44.234      40.901       39.745      35.075
-----------------------------------------------------------------------------------------------------------
Value Line Cash Fund                  29.183       28.118       27.034      25.974       24.992      23.942
-----------------------------------------------------------------------------------------------------------

                                                 Years ended December 31
-----------------------------------------------------------------------------------
Variable accumulation unit              1993         1992        1991         1990
value at end of period($):
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund         $60.071      $50.438     $42.281      $31.591
-----------------------------------------------------------------------------------
Value Line Fund                        31.012       29.320      28.285       19.189
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund      35.980       33.563      33.314       26.182
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                   18.472       16.511      17.271       12.767
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                              43.332       37.660      38.995       26.908
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                        39.655       36.474      34.651       30.061
-----------------------------------------------------------------------------------
Value Line Cash Fund                   23.320       22.851      22.246       21.216
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Number of variable accumulation          1999        1998         1997        1996         1995        1994
units outstanding at end of period:
-----------------------------------------------------------------------------------------------------------
The Guardian Park Avenue Fund             206         364          510         365          365       1,094
-----------------------------------------------------------------------------------------------------------
Value Line Fund                             -           -        1,097       1,654        1,861       2,469
-----------------------------------------------------------------------------------------------------------
Value Line Income and Growth Fund           -           -            -         493          493         897
-----------------------------------------------------------------------------------------------------------
Value Line Special Situations
Fund                                        -           -          335         335          518         519
-----------------------------------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                                  66          66           66          66           66         251
-----------------------------------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                             -           -            -           -          235         549
-----------------------------------------------------------------------------------------------------------
Value Line Cash Fund                    1,456       1,459        2,638       3,802        4,676       6,884
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Number of variable accumulation         1993         1992        1991         1990
units outstanding at end of period:
-----------------------------------------------------------------------------------
The Guardian Park Avenue Fund             954        1,695       3,522        3,961
-----------------------------------------------------------------------------------
Value Line Fund                         2,471        3,216       4,013        4,010
-----------------------------------------------------------------------------------
Value Line Income and Growth Fund       1,043        1,044       2,541        1,212
-----------------------------------------------------------------------------------
Value Line Special Situations
Fund                                      519          519         988          991
-----------------------------------------------------------------------------------
Value Line Leveraged Growth
Investors                                 251          252         962        2,003
-----------------------------------------------------------------------------------
Value Line U.S. Government
Securities Fund                         1,050        1,051       2,678        2,563
-----------------------------------------------------------------------------------
Value Line Cash Fund                    7,530        8,932      10,943       14,981
-----------------------------------------------------------------------------------


The non-tax qualified contracts have not been offered since 1981. The information furnished above relates to the units attributable to such contracts sold prior to that date.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus
                               Pages 23 & 24 of 33

Contract costs and expenses

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.0% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.65% covers mortality risks, while the remaining 0.35% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct an annual fee of $30 for Single Premium Payment Contracts, and $35 for Flexible Premium Payment Contracts, on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. This charge covers the cost of administering the contracts, and is not expected to generate a profit.

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. The amount of the charge and the time period used to


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

-------------------------
Contract     Deferred
  year     sales charge
-------------------------
    1           5%
-------------------------
    2           5%
-------------------------
    3           4%
-------------------------
    4           3%
-------------------------
    5           2%
-------------------------
    6           1%
-------------------------
   7+           0%
-------------------------

The deferred sales charge associated with flexible premium payment contracts is calculated as the lesser of:

o 5% of the premium payments you have made within six contract years ( 72 months) before the date of your request for the withdrawal or surrender; or

o     5% of the amount withdrawn or surrendered.

Premium taxes

Some states and municipalities may charge premium taxes when premium payments are made or when you begin to receive annuity payments. These taxes range from about 0.5% to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the premium tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time that it is made. We reserve the right to pay the premium tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or on the date annuity payments begin, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Federal tax matters

The following summary provides a general description of the Federal income tax considerations associated with the contracts. It is not intended to be complete or to cover all tax situations. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

Note: Since September 25, 1981, the contracts described in this prospectus have only been offered in connection with retirement plans which qualify for federal income tax benefits under the Internal Revenue Code (qualified contracts).

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contact's accumulation value and, in the case of a qualified contract (described below) any portion of an interest in the qualified plan generally will be treated as a distribution.


When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


Taxation of qualified contracts


Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law. You should consult your legal counsel or tax adviser regarding the suitability of the contract for use with your retirement plan.



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Individual Retirement Accounts (IRAs)

As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of $2,000 or 100% of their adjusted gross income. All or a portion of these contributions may be deductible, depending on the person's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits.

Simplified Employee Pension (SEP) IRAs

Under Section 408 (k) of the Internal Revenue Code, employers are allowed to provide IRA contributions on behalf of their employees. In addition to the general rules governing IRAs, SEP IRAs are subject to certain requirements regarding participation and the amounts of contributions. Employers using this contract in connection with SEP IRAs should consult their tax adviser.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Other tax issues


You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution to an employee from such a plan, except certain distributions such as distributions required by the Internal Revenue Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan or IRA.



--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Sidebar:
--------------------------------------------------------------------------------
As a result of a 1983 U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.
--------------------------------------------------------------------------------

Our income taxes

At the present time, we make no charge for any Federal, state or local taxes other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contracts.

We have the right to modify the contracts in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Your rights and responsibilities

Voting rights

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Your right to cancel the contract

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

Distribution of the contracts

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GISC or of broker-dealer firms which have entered into sales agreements with GISC and GIAC. GISC and such other broker-dealers are members of the National Association of Securities Dealers, Inc. GIAC will generally pay commissions to these individuals or entities for the sale of contracts. These commissions may vary, but in total are not expected to exceed 4.5% of each contract premium payment. The principal underwriter of the contracts is GISC, located at 7 Hanover Square, New York, New York 10004.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Special terms used in this prospectus

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contractowner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Beneficiary: The person named in the contract to receive the death benefit if the contractowner or the annuitant dies.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The diversified open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Retirement Date: The date on which annuity payments under the contact begin.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Other information



Legal Proceedings

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

Where to get more information

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

   Guardian Insurance & Annuity Corporation
   Customer Service Office
   Box 26210
   Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account
o     Annuity payments
o     Tax status of the contracts
o     Calculation of yield quotations for Value Line Cash Fund
o     Performance comparisons
o     Valuation of assets of the Separate Account
o     Transferability restrictions
o     Experts
o     Financial statements


--------------------------------------------------------------------------------
The Value Guard Individual Deferred Variable Annuity Contracts Prospectus

                    THE GUARDIAN /VALUE LINE SEPARATE ACCOUNT

                                       OF

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.


                                 --------------
              Statement of Additional Information dated May 1, 2000
                                 --------------

      This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for The Guardian/Value Line Separate Account (marketed under the name "Value Guard") dated May 1, 2000.


      A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

      Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                                TABLE OF CONTENTS

                                                                        Page
                                                                        ----
         Services to the Separate Account.............................  B-2
         Annuity Payments.............................................  B-2
         Tax Status of the Contracts..................................  B-3
         Calculation of Yield Quotations for Value Line Cash Fund ....  B-3
         Performance Comparisons......................................  B-3
         Valuation of Assets of the Separate Account..................  B-3
         Transferability Restrictions.................................  B-4
         Experts......................................................  B-4
         Financial Statements.........................................  B-4

                        SERVICES TO THE SEPARATE ACCOUNT

      The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian/Value Line Separate Account (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the Contractowners.




      Guardian Investor Services Corporation(R) ("GISC"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GISC. The Contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of GISC or of other broker-dealers which have selling agreements with GISC and GIAC. In the years 1999, 1998 and 1997, GIAC paid commissions through GISC with respect to the sales of variable annuity products in the amount of $32,178,498, $34,195,299, and $33,206,571, respectively.


                                ANNUITY PAYMENTS

      Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contractowner's account is determined by multiplying the appropriate Accumulation Unit Value on the valuation date ten
(10) days before the date the first Annuity Payment is due by the corresponding number of Accumulation Units credited to the Contractowner's account as of the date the first Annuity Payment is due, less any applicable premium taxes not previously deducted.

      The Contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the Contract. The amount depends on the form of Annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the Annuitant(s). The first Annuity Payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of value accumulated under the Contract.

      Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any valuation period the value of an Annuity Unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The Annuity Unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the Contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

      Determination of the Second and Subsequent Monthly Annuity Payments: The amount of the second and subsequent Annuity Payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit value as of the valuation date 10 days prior to the day such payment is due. The number of Annuity Units under a Contract is determined by dividing the first monthly payment by the value of the appropriate Annuity Unit on the date of such payment. This number of Annuity Units remains fixed during the Annuity Payment period, provided no Variable Investment Options transfers are made.

      The assumed investment return of 4% under the Contract is the measuring point for subsequent Annuity Payments. If the actual net investment rate (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, Annuity Payments will decrease.

                          TAX STATUS OF THE CONTRACTS

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.


      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.


      The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Other rules may apply to qualified contracts.

            CALCULATION OF YIELD QUOTATIONS FOR VALUE LINE CASH FUND

      The yield of the Investment Division of the Separate Account investing in the Value Line Cash Fund ("Cash Fund") represents the net change, exclusive of gains and losses realized by the Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of the Cash Fund, in the value of a hypothetical pre-existing Contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (i) the net change in the value of the Contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the Contract at the beginning of the base period and multiplying the result by 365/7.

      Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the Contract for the base period by (ii) the value of the Contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.

      Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in Contract value does reflect all deductions that are charged to a Contractowner, in proportion to the length of the base period and the Investment Division's average Contract size.

      The yield of the Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of the Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The Investment Division's respective yields are not guaranteed.


      The current and effective annualized yields for the Investment Division investing in the Value Line Cash Fund for the seven-day period ending December 31, 1999 were 5.28% and 5.42%, respectively, calculated as described above.


                             PERFORMANCE COMPARISONS

      Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance rankings to similar options available through the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service.

                   VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

      The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

                          TRANSFERABILITY RESTRICTIONS

      Where a Contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, or individual retirement account, and notwithstanding any other provisions of the Contract, the Contractowner may not change the ownership of the Contract nor may the Contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the Contractowner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

                                     EXPERTS


      The firm of PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036 currently serves as independent accountants for the Separate Account and GIAC.

The financial statements of The Guardian/Value Line Separate Account incorporated in this Registration Statement by reference to the Annual Report to Contractowners for the year ended December 31, 1999 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of the Guardian Insurance & Annuity Company, Inc., as of December 31, 1999 and 1998 and for each of three years in the period ended December 31, 1999 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


      The consolidated financial statements of GIAC which are set forth herein beginning on page B-5 should be considered only as bearing upon the ability of GIAC to meet its obligations under the Contracts.

      The financial statements of the Guardian/Value Line Separate Account are incorporated herein by reference to the Separate Account's 1999 Annual Report to Contractowners. Such financial statements, the notes thereto and the report of independent accountants thereon are incorporated herein by reference or are included elsewhere in this Registration Statement. A free copy of the 1999 Annual Report to Contractowners accompanies this Statement of Additional Information.

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                          As of December 31,
                                                                        ---------------------
                                                                            1999         1998
                                                                        --------     --------
                                                                            (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $572.7 million; $538.6 million, respectively) .......   $   554.8     $   549.0
Affiliated mutual funds ............................................        78.0          42.9
Joint ventures .....................................................         0.5           0.4
Policy loans .......................................................        80.1          72.9
Short-term investments .............................................         7.1            --
                                                                       ---------     ---------
Total invested assets ..............................................       720.5         665.2
                                                                       ---------     ---------
Cash and cash equivalents ..........................................        63.6          18.5
Deferred acquisition costs .........................................       357.5         313.6
Deferred software costs ............................................        11.6            --
Uncollected and unpaid premiums ....................................         3.4           2.1
Amounts receivable from reinsurers .................................        46.5          42.5
Investment income due and accrued ..................................         9.9           9.4
Other assets .......................................................         5.1           3.3
Accounts receivable ................................................        37.5          22.2
Separate account assets ............................................    11,063.8       8,841.7
                                                                       ---------     ---------
Total Assets .......................................................   $12,319.4     $ 9,918.5
                                                                       =========     =========

Liabilities:
Future policy benefits and other policyholder liabilities ..........   $   547.9     $   480.0
Due to parent and mutual fund affiliates ...........................        69.6          32.2
Current federal income taxes .......................................        18.2          25.8
Deferred federal income taxes ......................................       102.8          98.8
Accrued expenses and other liabilities .............................       110.0          47.5
Separate account liabilities .......................................    10,970.4       8,764.8
                                                                       ---------     ---------
Total Liabilities ..................................................    11,818.9       9,449.1
                                                                       ---------     ---------

Stockholder's equity:
Common stock, 1999 - $100 par value, 25,000 shares authorized, issued and outstanding; 1998 - $100 par value, 20,000 shares
   authorized, issued and oustanding ...............................         2.5           2.0
Additional paid-in capital .........................................       136.9         137.4
Retained earnings ..................................................       347.9         310.6
Accumulated other comprehensive income .............................        13.2          19.4
                                                                       ---------     ---------
Stockholder's equity ...............................................       500.5         469.4
                                                                       ---------     ---------
Total Liabilities & Stockholder's Equity ...........................   $12,319.4     $ 9,918.5
                                                                       =========     =========

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Revenues:
Premiums ...............................................    $ 12.0     $  9.1     $  3.7
Net investment income ..................................      45.4       41.4       38.7
Realized capital (losses) gains on investments .........      (1.7)       2.1        0.9
Income from brokerage operations .......................      67.1       39.7       31.1
Administrative service fees ............................     217.1      173.6      130.5
Other income ...........................................      17.5       24.0       20.3
                                                            ------     ------     ------
Total revenues .........................................     357.4      289.9      225.2
                                                            ------     ------     ------

Benefits and other deductions:

Policyholder benefits ..................................      21.2       23.7       20.3
Amortization of deferred policy acquisition costs ......      67.1       55.3       36.6
Amortization of deferred software costs ................       1.8         --         --
Other operating costs and expenses .....................     165.6      105.1       73.3
                                                            ------     ------     ------
Total benefits and other deductions ....................     255.7      184.1      130.2
                                                            ------     ------     ------

Income before income taxes .............................     101.7      105.8       95.0

Federal income taxes:
Current expense ........................................      12.1       24.4       17.2
Deferred expense .......................................      12.3       12.0       16.2
                                                            ------     ------     ------
Total federal income taxes .............................      24.4       36.4       33.4
                                                            ------     ------     ------

Net income .............................................      77.3       69.4       61.6

Other comprehensive income, net of income tax:

Change in unrealized investment (losses) gains .........      (6.2)       3.2       12.6
                                                            ------     ------     ------

Comprehensive income ...................................    $ 71.1     $ 72.6     $ 74.2
                                                            ======     ======     ======

See notes to consolidated financial statements.

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                          For the years ended December 31,
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
                                                                   (In millions)
Common stock at par value, beginning of year ...........    $  2.0     $  2.0     $  2.0
Increase in par value ..................................       0.5         --         --
                                                            ------     ------     ------
Common stock at par value, end of year .................       2.5        2.0        2.0
                                                            ------     ------     ------

Capital in excess of par value, beginning of year ......     137.4      137.4      137.4
(Decrease) in capital ..................................      (0.5)        --         --
                                                            ------     ------     ------
Capital in excess of par value, end of year ............     136.9      137.4      137.4
                                                            ------     ------     ------

Retained earnings, beginning of year ...................     310.6      241.2      179.6
Net income .............................................      77.3       69.4       61.6
Dividends to parent ....................................     (40.0)        --         --
                                                            ------     ------     ------
Retained earnings, end of year .........................     347.9      310.6      241.2
                                                            ------     ------     ------

Accumulated comprehensive income,
   net of deferred taxes, beginning of year ............      19.4       16.2        3.6
Change in unrealized investment (losses) gains,
   net of deferred taxes ...............................      (6.2)       3.2       12.6
                                                            ------     ------     ------
Accumulated comprehensive income,
   net of deferred taxes, end of year ..................      13.2       19.4       16.2
                                                            ------     ------     ------

Total stockholder's equity, end of year ................    $500.5     $469.4     $396.8
                                                            ======     ======     ======

See notes to consolidated financial statements

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOW

                                                                  For the years ended December 31,
                                                                  --------------------------------
                                                                      1999       1998       1997
                                                                    ------     ------     ------
                                                                           (In millions)
Operating activities
   Net income ..............................................        $ 77.3     $ 69.4     $ 61.6
Adjustments to reconcile net income to net
   cash provided by operating activities:
     Changes in
      Deferred policy acquisition costs ....................         (43.9)     (46.2)     (45.9)
      Deferred software costs ..............................         (11.6)        --         --
      Uncollected premiums .................................          (1.3)       2.4        0.5
      Amounts receivable from reinsurers ...................          (4.0)     (13.4)      24.9
      Investment income due and accrued ....................          (0.5)      (0.5)      (0.3)
      Other assets .........................................          (1.8)       0.1        0.6
      Accounts receivable ..................................         (15.3)       8.6      (10.4)
      Separate accounts, net ...............................         (16.5)     (14.8)      (5.1)
      Future policy benefits and policyholder liabilities ..          20.9       21.9      (17.0)
      Payable to parent ....................................          10.7        5.7        8.9
      Federal income taxes:
        Current ............................................          (7.6)       9.1        6.9
        Deferred ...........................................           4.0       14.1       19.2
      Accrued expenses and other liabilities ...............          62.5       (1.5)     (14.0)
      Realized losses(gains) on investments ................           1.7       (2.1)      (0.9)
      Other, net ...........................................          (0.7)       1.0       (3.8)
                                                                    ------     ------     ------
        Net cash provided by operating activities ..........          73.9       53.8       25.2
                                                                    ------     ------     ------
Investment activities
   Proceeds from investments sold
      Bonds ................................................         142.2      280.9      315.4
      Other items, net .....................................            --         --       (1.3)
   Investments purchased
      Bonds ................................................        (180.1)    (331.7)    (310.5)
      Affiliated mutual funds ..............................         (24.6)      (3.3)     (20.5)
                                                                    ------     ------     ------
        Net cash used by investing activities ..............         (62.5)     (54.1)     (16.9)
                                                                    ------     ------     ------

Financing activities
   Additions to policyholder contract deposits .............         107.7       54.8       61.7
   Withdrawals from policyholder contract deposits .........         (60.7)     (64.4)     (61.8)
   Dividend to parent ......................................         (13.3)        --         --
                                                                    ------     ------     ------
        Net cash provided (used) by financing activities ...          33.7       (9.6)      (0.1)
                                                                    ------     ------     ------
(Decrease) Increase in cash ................................          45.1       (9.9)       8.2
Cash and cash equivalents, at beginning of year ............          18.5       28.4       20.2
                                                                    ------     ------     ------
Cash and cash equivalents, at end of year ..................        $ 63.6     $ 18.5     $ 28.4
                                                                    ======     ======     ======
Supplemental disclosure:
   Federal income taxes paid ...............................        $ 19.7     $ 15.4     $ 10.2
                                                                    ======     ======     ======

See notes to consolidated financial statements.

--------------------------------------------------------------------------------
NOTES TO CONSOLIDATED
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLP (PAS) or of broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formally affiliated with Guardian Investor Services Corporation (GISC).

      GISC, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GISC is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC which are investment options for the variable products.

      The Company has established fourteen insurance separate accounts primarily to support the variable annuity, universal variable life and variable life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefits plans of The Guardian.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Accounting Changes: In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use", which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1999. The adoption of SOP 98-1 resulted in $14.9 million of software costs being capitalized. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES:

      Bonds and common stocks are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes are included in a separate component of equity, "Accumulated other comprehensive income". The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other than temporary.

      Joint ventures are carried on the equity basis of accounting.

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or surrender of the contract.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      Securities purchase under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased or resold is monitored, and additional collateral is requested, where appropriate, to protect against credit exposure.

      Securities repurchase and resale agreements and securities borrowed and loaned transactions are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

      Realized investment gains, net are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other than temporary. Allowances for losses on mortgage loans and real estate are netted against asset categories to which they apply and provisions for losses on investments are included in "Realized investment gains, net." Decreases in lower of depreciated cost or fair value less selling costs of investment real estate held for sale are recorded in "Realized investment gains, net."

      Short-term investments are stated at amortized cost and consist primarily of investments with maturities as of purchase date of six months or less. Market values for such investments approximate carrying value.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of three months or less.

      Deferred Policy Acquisition Costs are costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain amounts. The investment results of separate accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are included in separate account assets.

      Insurance Revenue and Expense Recognition consists of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Income Taxes for the Guardian and its life insurance and non-life insurance subsidiaries file a consolidated federal income tax return. Current federal taxes are charged or credited to operations based on amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      Reclassifications of certain amounts in prior years have been adjusted to conform to current year presentation.

NOTE 3 - INVESTMENT SECURITIES

      Market values of bonds and common stocks are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair market value by using adjusted market prices for like securities.

      The cost and estimated market values of investments by major investment category as of December 31, 1999 and 1998 are as follows:

                                                                     December 31, 1999
                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  24.5       $   0.2       $   0.7       $  24.0
Obligations of states and political subdivisions ..     30.7           0.1           0.5          30.3
Debt securities issued by foreign governments .....      3.8            --           0.1           3.7
Corporate debt securities .........................    513.7           0.5          17.4         496.8
                                                     -------       -------       -------       -------
  Subtotal ........................................    572.7           0.8          18.7         554.8
Affiliated mutual funds ...........................     61.0          17.2           0.2          78.0
                                                     -------       -------       -------       -------
                                                     $ 633.7       $  18.0       $  18.9       $ 632.8
                                                     =======       =======       =======       =======

                                                                       (In millions)
                                                     -------------------------------------------------
                                                                     Gross         Gross     Estimated
                                                        Cost    Unrealized    Unrealized        Market
                                                       Basis         Gains        Losses         Value
                                                     -------    ----------    ----------     ---------
U.S. Treasury securities & obligations of U.S. ....
  government corporations and agencies ............  $  28.4       $   1.5       $    --       $  29.9
Obligations of states and political subdivisions ..     60.2           1.4            --          61.6
Debt securities issued by foreign governments .....      8.0           0.1            --           8.1
Corporate debt securities .........................    442.0          10.0           2.6         449.4
                                                     -------       -------       -------       -------
  Subtotal ........................................    538.6          13.0           2.6         549.0
Affiliated mutual funds ...........................     36.9           6.6           0.6          42.9
                                                     -------       -------       -------       -------
                                                     $ 575.5       $  19.6       $   3.2       $ 591.9
                                                     =======       =======       =======       =======

    The amortized cost and estimated market value of bonds as of December 31, 1999 and 1998 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

                                                                       As of December 31, 1999
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    61.4     $    61.2
Due after one year through five years ..............................       296.4         290.0
Due after five years through ten years .............................       100.1          95.5
Due after ten years ................................................        51.7          46.7
Sinking fund bonds (including collateralized mortgage obligations) .        63.1          61.4
                                                                       ---------     ---------
                                                                       $   572.7     $   554.8
                                                                       =========     =========

                                                                       As of December 31, 1998
                                                                             (In millions)
                                                                       -----------------------
                                                                                     Estimated
                                                                       Amortized        Market
                                                                            Cost         Value
                                                                       ---------     ---------
Due in one year or less ............................................   $    47.5     $    47.7
Due after one year through five years ..............................       250.0         253.2
Due after five years through ten years .............................       102.5         107.8
Due after ten years ................................................        67.6          68.3
Sinking fund bonds (including collateralized mortgage obligations) .        71.0          72.0
                                                                       ---------     ---------
                                                                       $   538.6     $   549.0
                                                                       =========     =========

      The major categories of net investment income are summarized as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Fixed maturities .......................................    $ 37.2     $ 33.9     $ 31.8
Affiliated mutual funds ................................       1.6        1.5        1.1
Policy loans ...........................................       3.7        3.5        3.4
Short-term investment ..................................       2.9        2.3        2.4
Joint venture dividend .................................       1.3        1.3        1.1
                                                            ------     ------     ------
                                                              46.7       42.5       39.8
Less: Investment expenses ..............................       1.3        1.1        1.1
                                                            ------     ------     ------
Net investment income ..................................    $ 45.4     $ 41.4     $ 38.7
                                                            ======     ======     ======

      Realized gains and losses are based upon specific identification of the investments. The components of gross realized gains and losses for the year ended December 31, 1999, 1998 and 1997 are as follows:

                                                           For the year ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Realized gains from dispositions:
  Bonds ................................................    $  0.6     $  2.2     $  1.1
  Separate account seed ................................       0.9         --        0.9
Realized losses from dispositions:
  Bonds ................................................      (3.1)      (0.1)      (1.1)
  Affiliated mutual funds ..............................      (0.1)        --         --
                                                            ------     ------     ------
Realized gains .........................................    $ (1.7)    $  2.1     $  0.9
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The net unrealized holding gains and losses, included in the consolidated balance sheets as a component of comprehensive income and the changes for the corresponding years are summarized as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Balance, beginning of year .............................    $ 19.4     $ 16.2     $  3.6
Changes in unrealized investment gains (losses),
  net of deferred taxes, attributable to:
    Bonds ..............................................     (20.4)       2.6        4.6
    Affiliated mutual funds ............................       9.1       (1.8)       7.3
    Separate account seed ..............................       5.1        2.4        1.7
    Other ..............................................        --         --       (1.0)
                                                            ------     ------     ------
Balance, end of year ...................................    $ 13.2     $ 19.4     $ 16.2
                                                            ======     ======     ======

      Currently, comprehensive income for the Company consists of net income and the change in unrealized gains and losses on securities. As of December 31, 1999, 1998 and 1997, the change in unrealized gains and losses before tax was $(12.9), $7.4 and $15.6 and after tax was $(6.2), $3.2 and $12.6, respectively.

      Reclassification adjustments for the period, which include gains on investment securities that were realized and included in net income of the current period that also had been included in other comprehensive income as unrealized holding gains in the period in which they arose, are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Unrealized holding (losses) gains ......................    $(14.5)    $  5.7     $ 15.6
Less: Reclassification adjustments .....................       1.6        1.7         --
                                                            ------     ------     ------
Change in unrealized holding (losses) gains ............    $(12.9)    $  7.4     $ 15.6
                                                            ======     ======     ======

      Special Deposit assets of $3.7 million and $4.1 million at December 31, 1999 and 1998, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

NOTE 4 - DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 1999 and 1998 are summarized as follows:


                                                                           As of December 31,
                                                                             (In millions)
                                                                       -----------------------
                                                                            1999          1998

Balance, beginning of year .........................................   $   313.6     $   267.4
Capitalization of deferrable expenses ..............................        93.8          77.0
Amortization of recoverable DAC balances ...........................       (67.1)        (55.3)
Interest on DAC ....................................................        21.7          24.2
Retrospectively applied adjustments ................................        (4.5)          0.3
                                                                       ---------     ---------
Balance, end of year ...............................................   $   357.5     $   313.6
                                                                       =========     =========

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 5 - POLICYHOLDERS' ACCOUNT BALANCES

      The balances of policyholders' account balances as of and for the years ended December 31, 1999 and 1998 are summarized as follows:

                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                              1999         1998
                                                        ----------    ---------
Individual annuities ................................   $  7,617.9    $ 6,492.8
Group annuities .....................................      3,105.7      2,104.3
Variable life .......................................        713.7        569.6
Interest-sensitive life contracts ...................          4.2          4.5
                                                        ----------    ---------
Policyholders' account balances .....................   $ 11,441.5    $ 9,171.2
                                                        ==========    =========

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges.

NOTE 6 - FEDERAL INCOME TAXES

      The federal income tax expense in the consolidated statements of earnings is summarized as follows:

                                               For the years ended December 31,
                                                        (In millions)
                                               --------------------------------
                                                   1999       1998       1997
                                                 ------     ------     ------
Federal Income Tax expense:
  Current ...................................    $ 12.1     $ 24.4     $ 17.2
  Deferred ..................................      12.3       12.0       16.2
                                                 ------     ------     ------
Total .......................................    $ 24.4     $ 36.4     $ 33.4
                                                 ======     ======     ======

      The federal income taxes attributable to consolidated operations in certain circumstances can be different from the amounts determined by multiplying the earnings from operations before federal income taxes by the expected federal income tax rate of 35%. The sources of the difference and the tax effects of each source are as follows:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Expected taxes on pre-tax income .......................    $ 35.6     $ 37.5     $ 33.3
Permanent adjustments:
  Dividends received deduction on separate accounts ....     (13.1)        --         --
Reserve on overpayment of 1998 taxes in 1999 ...........       1.3         --         --
True-up of tax basis reserves ..........................       1.3         --         --
State and local taxes ..................................        --       (0.5)       0.1
Foreign tax credit .....................................      (0.3)      (0.3)        --
Other ..................................................      (0.4)      (0.3)        --
                                                            ------     ------     ------
Total tax expense ......................................    $ 24.4     $ 36.4     $ 33.4
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 1999 and 1998, are as follows:


                                                           As of December 31,
                                                             (In millions)
                                                        -----------------------
                                                             1999          1998
                                                        ---------     ---------

Deferred tax assets:
Other liabilities ...................................   $    19.5     $    15.7
DAC Proxy ...........................................        13.7          11.1
Amounts receivable from reinsurer ...................         0.3           0.9
Other ...............................................         3.9           1.4
                                                        ---------     ---------
Total deferred tax assets ...........................        37.4          29.1

Deferred tax liabilities:
Deferred acquisition costs ..........................   $   125.1     $   109.8
Capitalized software costs ..........................         4.1            --
Reserves ............................................         7.7           6.0
Investments .........................................         3.3          10.3
Other ...............................................          --           1.8
                                                        ---------     ---------
Total deferred tax liabilities ......................       140.2         127.9
                                                        ---------     ---------
Net deferred tax liability ..........................   $   102.8     $    98.8
                                                        =========     =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

NOTE 7 - REINSURANCE

      The Company has entered into cession and assumption agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability.

      The Company has assumed and ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income are $0.9 million, $0.9 million and $1.0 million of assumed premiums at December 31, 1999, 1998 and 1997, and $83.1 million, $65.2 million and $43.6 million of ceded premiums at December 31, 1999, 1998 and 1997, respectively.

      The Company terminated, during 1997, an assumption agreement with an unaffiliated company. Under this agreement, included in the consolidated statements of income are $(2.3) million of premiums at December 31, 1997.

NOTE 8 - FAIR VALUE OF FINANCIAL INSTRUMENTS

      Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

NOTE 9 - RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $141.0 million in 1999, $100.8 million in 1998 and $72.2 million in 1997, and, in the opinion of management, were considered appropriate for the services rendered.

      The Company had an investment in the Guardian Real Estate Account (GREA), which was established in 1987 under Delaware Insurance law as an insurance company separate account. GIAC had contributed capital to GREA to provide for funds and to preserve liquidity. Effective December 19, 1997 GREA was liquidated and, as a result, $6.7 million was returned to GIAC in the form of capital and there was a realized gain recorded of $1.0 million.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.

      The separate account assets invested in affiliated mutual funds as of December 31, 1999 and 1998 are as follows (in millions):


                                                              1999          1998
                                                         ---------     ---------
The Guardian Stock Fund ..............................   $ 4,153.9     $ 3,664.9
The Guardian VC 500 Index Fund .......................         1.8            --
The Guardian VC Allocation Fund ......................         0.8            --
The Guardian High Yield Bond Fund ....................         0.2            --
The Guardian Bond Fund ...............................       320.0         381.5
The Guardian Cash Fund ...............................       484.1         419.5
The Baillie Gifford International Fund ...............       662.3         526.4
The Baillie Gifford Emerging Markets Fund ............        64.6          34.6
The Guardian Small Cap Stock Fund ....................       130.6         109.2
The Guardian Park Avenue Fund ........................       621.3         511.6
The Guardian Park Avenue Small Cap Fund ..............        22.8          13.2
The Guardian Asset Allocation Fund ...................        46.0          39.8
The Guardian Baillie Gifford International Fund ......        15.5           9.1
The Guardian Baillie Gifford Emerging Markets Fund ...         6.8           0.8
The Guardian Investment Quality Bond Fund ............        12.7           9.3
The Guardian High Yield Bond Fund ....................         0.8            --
The Guardian Cash Management Fund ....................       126.4          57.9
                                                         ---------     ---------
                                                         $ 6,670.6     $ 5,777.8
                                                         =========     =========


      The Company, in agreement with Baillie Gifford Overseas Ltd., has a joint venture company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 1999 and 1998 are as follows (in millions):

                                                              1999          1998
                                                         ---------     ---------
The Guardian Park Avenue Fund ........................   $     0.1     $     0.1
The Guardian Park Avenue Small Cap Fund ..............         2.5           1.8
The Guardian Small Cap Stock Fund ....................        35.2          26.1
The Guardian Asset Allocation Fund ...................         2.8           2.5
The Guardian Baillie Gifford International Fund ......         2.9           2.1
The Guardian Baillie Gifford Emerging Markets Fund ...         1.5           0.9
The Guardian Investment Quality Bond Fund ............         1.6           1.6
The Guardian High Yield Bond Fund ....................         1.6           1.6
The Guardian Cash Management Fund ....................        29.8           6.2
                                                         ---------     ---------
                                                         $    78.0     $    42.9
                                                         =========     =========

NOTE 10 - STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the New York Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, not providing for deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the years ended December 31,
                                                                   (In millions)
                                                          --------------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------
Consolidated GAAP net income ...........................    $ 77.3     $ 69.4     $ 61.6
Adjustments to restate to statutory basis:
  Statutory net income of subsidiaries .................       3.3       (4.5)      (4.3)
  Change in deferred policy acquisition costs ..........     (45.2)     (43.2)     (41.9)
  Change in deferred software costs ....................      (8.8)        --         --
  Deferred premiums ....................................       0.3        1.5        5.6
  Re-estimation of future policy benefits ..............      13.1        9.7        3.3
  Reinsurance ..........................................      (3.8)      (4.1)     (12.4)
  Deferred federal income tax expense ..................      11.2       11.9       16.2
  Amortization of interest maintenance reserve .........       0.4        0.3        0.1
  Transfer to interest maintenance reserve .............       2.4       (1.4)        --
  Other, net ...........................................       2.8        0.9       (0.2)
                                                            ------     ------     ------
Statutory net income ...................................    $ 53.0     $ 40.5     $ 28.0
                                                            ======     ======     ======

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 1999

    The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:


                                                                 As of December 31,
                                                                   (In millions)
                                                            ----------------------------
                                                              1999       1998       1997
                                                            ------     ------     ------

Consolidated GAAP stockholder's equity .................    $500.5     $469.4     $396.8
Add (deduct) cumulative effect of adjustments:
  Deferred policy acquisition costs ....................    (357.5)    (313.6)    (267.4)
  Deferred software costs ..............................     (11.6)        --         --
  Elimination of asset valuation reserve ...............     (42.7)     (29.6)     (26.3)
  Re-estimation of future policy benefits ..............     (53.4)     (46.9)     (41.3)
  Establishment of deferred income tax liability .......     102.8       98.8       84.7
  Unrealized gains on investments ......................      19.8      (11.7)      (7.9)
  Other liabilities ....................................      66.7       48.1       33.5
  Deferred premiums ....................................       8.2        7.8        7.0
  Other, net ...........................................       5.4        5.1        3.6
                                                            ------     ------     ------
Statutory capital and surplus ..........................    $238.2     $227.4     $182.7
                                                            ======     ======     ======

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for costs of computer software developed or obtained for internal use in 1999.


/s/ Pricewaterhouse Coopers LLP

February 14, 2000

                    The Guardian/Value Line Separate Account

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The following financial statements have been incorporated by reference or are included in Part B:


      (1) The Guardian/Value Line Separate Account (incorporated by reference into Part B):
            Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the Year Ended December 31, 1999 Statements of Changes in Net Assets for the two Years Ended
                 December 31, 1999 and 1998
            Notes to Financial Statements
            Report of PricewaterhouseCoopers LLP, Independent Accountants

       (2)  The Guardian Insurance & Annuity Company, Inc. (included in Part B):
            Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Income and Comprehensive Income for the
                 Three Years Ended December 31, 1999, 1998 and 1997
            Consolidated Statements of Changes in Stockholder's Equity
                 for the Three Years Ended December 31, 1999, 1998 and 1997
            Consolidated Statements of Cash Flow for the Three Years Ended
                 December 31, 1999, 1998 and 1997
            Notes to Consolidated Financial Statements
            Report of PricewaterhouseCoopers LLP, Independent Accountants


(b)   Exhibits

Number                  Description
------                  -----------

      1     Resolution of the Board of Directors of The Guardian Insurance &
            Annuity Company, Inc. establishing Registrant(2)
      2     Not Applicable
      3     Underwriting and Distribution Contracts:
            (a)   Distribution and Service Agreement between The Guardian
                  Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation(2)
            (b)   Form of Broker-Dealer Supervisory and Service Agreement(2)
      4     Specimen of Variable Annuity Contract(2)

      5     Form of Application for Variable Annuity Contract(2)
      6     (a) Certificate of Incorporation of The Guardian Insurance & Annuity
            Company, Inc.(2)
            (b) By-laws of The Guardian Insurance & Annuity Company, Inc.(2)
      7     Automatic Indemnity Reinsurance Agreement between The Guardian
            Insurance & Annuity Company, Inc. and The Guardian Life Insurance
            Company of America(2)
      8     Amended and Restated Agreement for Services and Reimbursement
            Therefore between The Guardian Life Insurance Company of America and
            The Guardian Insurance & Annuity Company, Inc.(2)
      9     Opinion and Consent of Counsel(2)
      10    Consent of PricewaterhouseCoopers LLP
      11    Not Applicable
      12    Agreement with Respect to Providing the Initial Capital for
            Registrant(1)

      13 Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.


----------
1. Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2), as previously filed.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-70132), as previously filed on April 30, 1998.

Item 25.  Directors and Officers of the Depositor


      The following is a list of directors and officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.


            Name                     Positions with GIAC
            ----                     -------------------
          Joseph D. Sargent         President, Chief Executive Officer
                                       & Director

          Edward K. Kane            Executive Vice President & Director
          Frank J. Jones            Executive Vice President, Chief Investment
                                       Officer & Director

          Bruce C. Long             Executive Vice President & Director
          Thomas G. Sorell          Senior Vice President

          Philip H. Dutter          Director
          Arthur V. Ferrara         Director
          Leo R. Futia              Director
          Peter L. Hutchings        Director
          William C. Warren         Director

          Howard G. Most            Vice President

          Alexander M. Grant, Jr.   Vice President
          Howard W. Chin            Vice President
          Thomas M. Donahue         Vice President

          Robert J. Crimmins        Vice President
          Charles G. Fisher         Vice President & Actuary

          Dennis P. Mosticchio      Vice President, Group Pensions

          Frank L. Pepe             Vice President & Controller
          Richard T. Potter, Jr.    Vice President and Counsel
          Donald P. Sullivan, Jr.   Vice President

          Joseph A. Caruso          Vice President & Corporate Secretary

          Earl C. Harry             Treasurer

Item 26.  Persons Controlled by or under Common Control with Registrant


      The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America ("Guardian Life") as of March 1, 2000:


                                                                     State of                      Percent of
                                                                   Incorporation                Voting Securities
               Name of Entity                                     or Organization                     Owned
               ------------                                        -------------                 --------------

               The Guardian Insurance &                              Delaware                         100%
                 Annuity Company, Inc.
               Guardian Asset Management                             Delaware                         100%
                 Corporation
               Guardian Trust Company, FSB                     Federal Savings Bank                   100%
               Fiduciary Insurance Company of America                New York                         100%
               Park Avenue Life Insurance                            Delaware                         100%
                 Company
               Private Healthcare Systems, Inc.                      Delaware                          15%
               Managed Dental Care, Inc.                            California                        100%
               First Commonwealth                                    Delaware                         100%
               Guardian Hanover Corporation                          New York                         100%
               Managed Dental Guard, Inc.                             Texas                           100%
               Innovative Underwriters Services                     New Jersey                        100%
               Dental Guard Preferred, Inc.                         Washington                        100%
               The Guardian Baillie Gifford                        Massachusetts                       19%
                 International Fund
               The Guardian Investment Quality                     Massachusetts                       35%
                 Bond Fund
               Baillie Gifford International Fund                    Maryland                          29%
               Baillie Gifford Emerging Markets Fund                 Maryland                          28%
               The Guardian Tax-Exempt Bond Fund                   Massachusetts                       92%
               The Guardian Asset Allocation Fund                  Massachusetts                       10%
               The Guardian Park Avenue                            Massachusetts                       24%
                 Small Cap Fund
               The Guardian Baillie Gifford                        Massachusetts                       60%
                 Emerging Markets Fund
               The Guardian High Yield Bond Fund                   Massachusetts                       88%
               The Guardian Small Cap Stock Fund                     Maryland                          35%
               The Guardian VC Asset Allocation Fund                 Maryland                          94%
               The Guardian VC 500 Index Fund                        Maryland                          99%
               The Guardian VC High Yield Bond Fund                  Maryland                          99%



      The following list sets forth the persons directly controlled by affiliates of Guardian Life, and thereby indirectly controlled by Guardian Life, as of March 1, 2000:


                                                                                                   Approximate
                                                                                               Percentage of Voting
                                                                    Place of                    Securities Owned
                                                                  Incorporation                 by Guardian Life
               Name of Entity                                    or Organization                   Affiliates
               ------------                                       -------------                 -----------------
               Guardian Investor Services                           New York                          100%
                 Corporation
               Guardian Baillie Gifford Limited                     Scotland                           51%
               The Guardian Cash Fund, Inc.                         Maryland                          100%
               The Guardian Bond Fund, Inc.                         Maryland                          100%

               The Guardian Variable Contract Funds, Inc.           Maryland                          100%

               GAIC Funds, Inc.                                     Maryland                          100%
               Park Aveune Securities LLC                           Delaware                          100%

               The Guardian Park Avenue Fund                       Massachusetts                        2%


Item 27.  Number of Contractowners


       Type of Contract     Number as of April 1, 2000:

       Non-Qualified..................   182
       Qualified...................... 3,936
                                       -----
          Total                        4,118


Item 28.  Indemnification

      Reference is made to Article VIII of GIAC's By-Laws, as supplemented by
Section 3.2 of the Certificate of Incorporation of GIAC, filed as Exhibits 6(b) and 6(a), respectively, to this Registration Statement and incorporated herein by reference.

Item 29.  Principal Underwriters


      (a) Guardian Investor Services Corporation ("GISC") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund and The Guardian VC 500 Index Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following nine series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund, and GIAC Funds, Inc. (formerly, GBG Funds, Inc.), a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GISC is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E and The Guardian Separate Account K, which are all registered as unit investment trusts under the 1940 Act.

      (b) The following is a list of directors and officers of GISC. The principal business address of each person is 7 Hanover Square, New York, New York 10004.


             Name                      Position(s) with GISC
             ----                      ---------------------

             Bruce C. Long             President & Director
             Thomas G. Sorell          Senior Vice President

             Arthur V. Ferrara         Director
             Leo R. Futia              Director
             Peter L. Hutchings        Director
             Philip H. Dutter          Director
             Joseph D. Sargent         Director
             William C. Warren         Director
             Frank J. Jones            Director

            Name                       Position(s) with GISC
            ----                       ---------------------

            John B. Murphy             Vice President

            Frank L. Pepe              Vice President & Controller
            Richard T. Potter, Jr.     Vice President and Counsel
            Donald P. Sullivan, Jr.    Vice President

            Earl C. Harry              Treasurer

            Joseph A. Caruso           Vice President & Corporate Secretary


Item 30.  Location of Accounts and Records

      Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.  Management Services

      None.

Item 32.  Undertakings

      (a) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

      (b) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian/Value Line Separate Account certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of April, 2000.


                               The Guardian/Value Line Separate Account
                                   (Registrant)


                               By: THE GUARDIAN INSURANCE & ANNUITY
                                   COMPANY, INC.
                                     (Depositor)


                                   By: /s/ Bruce C. Long
                                       --------------------------------------
                                           Bruce C. Long
                                           Executive Vice President

       As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


  /s/JOSEPH D. SARGENT*             President, Chief Executive
-------------------------------       Officer and Director
     Joseph D. Sargent
(Principal Executive Officer)


  /s/FRANK J. JONES*                Executive Vice President, Chief
-------------------------------       Investment Officer and Director
     Frank J. Jones
(Principal Financial Officer)



  /s/FRANK L. PEPE                  Vice President and Controller
-------------------------------
     Frank L. Pepe
(Principal Accounting Officer)


  /s/BRUCE C. LONG                             Executive Vice President
---------------------------------                and Director
    Bruce C. Long


  /s/ARTHUR V. FERRARA*             Director
-------------------------------
     Arthur V. Ferrara



  /s/WILLIAM C. WARREN*             Director
-------------------------------
     William C. Warren


  /s/EDWARD K. KANE*                Executive Vice President
-------------------------------       and Director
     Edward K. Kane


  /s/LEO R. FUTIA*                  Director
-------------------------------
     Leo R. Futia


  /s/PHILIP H. DUTTER*              Director
-------------------------------
     Philip H. Dutter

/s/ PETER L. HUTCHINGS*
-------------------------------     Director
     Peter L. Hutchings



By /s/ BRUCE C. LONG                           Date: April 21, 2000
   ------------------------------
    Bruce C. Long
    Executive Vice President

    *Pursuant to a Power of Attorney

                    The Guardian/Value Line Separate Account

                                  Exhibit Index

       Number         Description
       ------         -----------

10(a)             Consent of PricewaterhouseCoopers LLP

13                Powers of Attorney